Segmental Information Segmental information (Notes)	6 Months Ended
Jun. 30, 2014
Segment Reporting Information [Line Items]
Segment Reporting Disclosure [Text Block]
5.    SEGMENTAL INFORMATION

We own and operate LNG carriers and operate FSRUs and provide these services under time charters under varying periods, and trade in physical and future LNG contracts. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

Our reportable segments are as follows:

•	Vessel Operations - We are engaged in the acquisition, ownership, operation and chartering of LNG carriers and FSRUs on fixed terms to customers.

•
LNG Trading - Provides physical and financial risk management in LNG and gas markets for our customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

We aggregate our vessel operations into one reportable segment as they exhibit similar expected long-term financial performance.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which it earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

	Six months ended June 30, 2014			Six months ended June 30, 2013
(in thousands of $)	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time charter revenues	36,872	—	36,872	59,466	—	59,466
Vessel and other management fees	5,178	—	5,178	4,968	—	4,968
Vessel and voyage operating expenses	(34,907)	—	(34,907)	(25,410)	—	(25,410)
Administrative expenses	(9,332)	(39)	(9,371)	(11,173)	(99)	(11,272)
Depreciation and amortization	(24,236)	(231)	(24,467)	(17,439)	(232)	(17,671)
Other operating gains and losses	—	1,317	1,317	—	—	—
Gain on disposals to Golar Partners (including amortization of deferred gains)	35,036	—	35,036	65,365	—	65,365
Dividend income	12,855	—	12,855	15,101	—	15,101
Other non-operating (loss)/ income	(750)	718	(32)	—	—	—
Net financial (expenses)/ income	(41,732)	(252)	(41,984)	47,098	(2)	47,096
Income taxes	1,180	—	1,180	1,400	—	1,400
Equity in net earnings of affiliates	7,084	—	7,084	5,490	—	5,490
Net (loss) income attributable to Golar LNG Ltd	(12,752)	1,513	(11,239)	144,866	(333)	144,533
Total assets	3,405,382	1,353	3,406,735	2,463,481	602	2,464,083

Revenues from external customers

The vast majority of our vessel operations arise under time charters and in particular two charters, a major Japanese trading company and Kuwait National Petroleum Company (or KNPC) for the six months ended June 30, 2014.  During the six months ended June 30, 2013, our vessels operated under time charters with four main charterers: KNPC, a major Japanese trading company, BG Group, GDF Suez and Eni S.p.A. KNPC is the national oil refining company of Kuwait. BG Group Plc is headquartered in the United Kingdom. GDF Suez is a power, natural gas and energy services company headquartered in France. Eni S.p.A is an integrated energy company headquartered in Italy.

In time charters, the charterer, not the Company, controls the choice of which routes our vessel will serve. These routes can be worldwide except for FSRUs which operate in a specific location. Accordingly, our management, including the chief operating decision maker, does not evaluate our performance either according to customer or geographical region.

For the six months ended June 30, 2014 and 2013, revenues from the following customers accounted for over 10% of our time charter revenues:

(in thousands of $)	Six months ended June 30,		Six months ended June 30,
	2014		2013
Major Japanese trading company	24,888	67%	24,888	42%
KNPC	4,183	11%	—	—%
BG Group plc	—	—%	13,114	22%
GDF Suez	—	—%	10,015	17%
Eni S.p.A	—	—%	8,912	15%